Financial Instruments - Summary Of Portfolio of Financial Instruments Composed of Debt Instruments and DFI (Detail) $ in Thousands	Sep. 30, 2023 MXN ($)
LIBOR 6M USD
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	$ 505,138
TIIE 28D Ps.
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	109,211,705
DFI Notional Amount	32,505,574
TIIE 91D Ps.
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	$ 21,295,123